Environmental rehabilitation obligation funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 5,927	R 5,306	R 5,202
Assets acquired on acquisition of subsidiary	0	616	0
Assets derecognised with deemed disposal of interest in joint operation	0	(260)	0
Contributions made	273	185	86
Payments received	(24)	(322)	(33)
Interest income	404	339	235
Transfer to other financial assets	0	(22)	(264)
Fair value gain	(113)	108	152
Balance at end of the year	6,691	5,927	5,306
Restricted funds	2,134	1,850	1,616
Other funds	4,557	4,077	3,690
FVTPL
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	3,212	2,801
Balance at end of the year	3,750	3,212	2,801
Amortised cost
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	2,715	2,505
Balance at end of the year	2,941	2,715	2,505
Environmental rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value gain	112	80	80
Foreign currency translation	R (1)	R 5	R 0